Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Summary of Remuneration

	2019	2020	2021
Salaries and wages	$534	$537	$1,743
Stock compensation expense	133	62	$28,376
Pension and other post-employment benefits	32	33	$60
Other employee benefits	84	29	$18

Total	$783	$661	$30,197